INCOME TAXES - Deferred Tax in Shareholders' Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax in Shareholders' Equity
Actuarial loss gain on employment retirement benefit plans	$ (62)	$ (23)
Total income tax recovery reported in equity	$ (62)	$ (23)